CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Interest and fees on loans	$ 23,616	$ 22,435	$ 22,221
Federal funds sold	0	0	6
Investment securities:
Taxable	1,177	1,266	1,336
Exempt from federal income tax	1,252	1,209	1,049
Other	12	12	28
Total interest income	26,057	24,922	24,640
Interest Expense
Deposits	3,536	4,213	6,215
Short-term borrowings	87	108	142
Other borrowed funds	709	831	963
Total interest expense	4,332	5,152	7,320
Net Interest Income	21,725	19,770	17,320
Provision for loan losses	3,250	2,875	1,750
Net Interest Income After Provision for Loan Losses	18,475	16,895	15,570
Noninterest Income
Service charges on deposit accounts	887	1,022	1,292
Mortgage loans held for sale gains, net	692	306	354
Investment securities gains (losses), net	169	(16)	(13)
Brokerage commissions	811	720	742
Earnings on bank-owned life insurance	436	439	423
Debit card fees	648	608	523
Other income	831	826	773
Total noninterest income	4,474	3,905	4,094
Noninterest Expense
Salaries and employee benefits	7,644	6,981	6,667
Occupancy expense, net	1,150	1,143	1,117
Furniture and equipment expense	404	427	483
Professional fees	789	818	780
Data processing expense	552	703	713
FDIC insurance	522	565	742
Impairment of other real estate owned	175	726	0
Other expense	3,121	2,722	2,345
Total noninterest expense	14,357	14,085	12,847
Income before income taxes	8,592	6,715	6,817
Income taxes	1,978	1,379	1,658
NET INCOME	$ 6,614	$ 5,336	$ 5,159
Earnings Per Share:
Basic	$ 4.12	$ 3.34	$ 3.24
Diluted	$ 4.12	$ 3.31	$ 3.24